COMMITMENTS	12 Months Ended
Jun. 30, 2018
COMMITMENTS [Abstract]
COMMITMENTS
19.	COMMITMENTS

Management have identified the following material commitments for the consolidated group as at June 30, 2018:
	Payable within 1 year	Payable later than 1 year within 5 years	Total
	US$	US$	US$
2018
Operating lease commitments (a)	25,627	—	25,627
Land option payments (b)	222,607	—	222,607
	248,234	—	248,234

(a)	Operating lease commitments

Operating lease commitments include contracts for leased premises in the United States.

(b)	Land option payments

Land option payments include payments under the Group’s land option agreements with local landowners in the United States, in relation to its Piedmont Lithium Project.